Asset Acquisition	12 Months Ended
Dec. 31, 2023
Asset Acquisition [Abstract]
Asset acquisition
8.	Asset acquisition

In November 2022, the Company, and Energy Fuels, Inc (“Energy Fuels”) entered into a Definitive Agreement. Pursuant to the terms and subject to the conditions in the Definitive Agreement, on February 14, 2023, the Company acquired the Alta Mesa in-Situ Recovery uranium project (“Alta Mesa”).

The aggregate amount of the total consideration was $120,574,541 which consisted of a cash payment of $60,000,000, the issuance of a $60,000,000 secured vendor takeback convertible promissory note and 44,681 enCore stock options (the “Replacement Options”) for options held by Energy Fuels option holders, valued at $81,414 using the Black-Scholes option pricing model, and total transaction costs of $493,127 associated with the Arrangement.

The transaction did not qualify as a business combination according to the definition in IFRS 3 Business Combinations. It has been accounted for as an asset acquisition with the purchase price allocated based on the estimated fair value of the assets and liabilities summarized as follows:

Consideration	$
Cash	60,000,000
Convertible promissory note	60,000,000
Fair value of replacement options	81,414
Transaction costs	493,127
Total consideration value	120,574,541

Net assets acquired	$
Prepaids	42,374
Property, plant, and equipment	6,111,000
Mineral properties	120,196,484
Asset retirement obligations	(5,488,969)
Accounts payable and accrued liabilities	(286,348)
Total net assets acquired	120,574,541

The value of the replacement options has been derived using the Black-Scholes option pricing model. The weighted average assumptions used in the Black-Scholes option pricing model are as follows:

Weighted Average
Exercise Price	$3.10
Share price	$3.20
Discount Rate	3.39%
Expected life (years)	5.00
Volatility	99.48%
Fair value of replacement options (CAD per option):	$2.43

The fair value of the Replacement Options is based on the issuance of 44,681 options with a fair value of $81,414 (C$108,636).